LEASE ARRANGEMENTS - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 27,308	$ 36,412
Current	10,025	9,446
Non-current	17,283	26,966
Lease liabilities	$ 27,308	$ 36,412
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Discount rates (as a percent)	1.20%	1.20%
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Discount rates (as a percent)	11.00%	11.50%